Document and Entity Information	9 Months Ended
May 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2012
Trading Symbol	NENE
Entity Registrant Name	NEW ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001071840
Entity Filer Category	Smaller Reporting Company